Lease Transactions (Information of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥ 372	¥ 339
Operating cash flows from operating leases	89,159	92,594
Financing cash flows from finance leases	9,240	9,251
Right-of-use assets obtained in exchange for new finance lease liabilities	4,657	15,987	¥ 11,203
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 40,608	¥ 51,764	¥ 36,218
Weighted-average remaining lease term:
Finance leases	3 years 6 months	3 years 9 months 18 days
Operating leases	6 years 9 months 18 days	7 years 3 months 18 days
Weighted-average discount rate:
Finance leases	1.26%	1.17%
Operating leases	1.93%	1.48%